Financial instruments classification (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments

The financial assets and liabilities of the consolidated statement of financial position as of December 31, 2024 and 2023, are presented below.

	As of December 31, 2024
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	12,615,226	12,615,226
Inter-bank funds	—	—	—	220,060	220,060
Financial investments	1,776,567	20,724,892	458,268	3,898,198	26,857,925
Loans, net	—	—	—	49,229,448	49,229,448
Due from customers on acceptances	—	—	—	9,163	9,163
Other accounts receivable and other assets, net	143,201	—	—	1,588,600	1,731,801
Reinsurance contacts assets	—	—	—	18,602	18,602
	1,919,768	20,724,892	458,268	67,579,297	90,682,225
Financial liabilities
Deposits and obligations	—	—	—	53,768,028	53,768,028
Due to banks and correspondents	—	—	—	7,562,057	7,562,057
Bonds, notes and other obligations	—	—	—	6,075,433	6,075,433
Due from customers on acceptances	—	—	—	9,163	9,163
Insurance and reinsurance contract liabilities	—	—	—	12,524,320	12,524,320
Other accounts payable, provisions and other liabilities	163,441	—	—	4,024,513	4,187,954
	163,441	—	—	83,963,514	84,126,955

	As of December 31, 2023
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	9,818,711	9,818,711
Inter-bank funds	—	—	—	524,915	524,915
Financial investments	1,556,540	21,246,569	444,878	3,474,004	26,721,991
Loans, net	—	—	—	46,520,382	46,520,382
Due from customers on acceptances	—	—	—	40,565	40,565
Other accounts receivable and other assets, net	158,101	—	—	1,246,480	1,404,581
Reinsurance contacts assets	—	—	—	26,287	26,287
	1,714,641	21,246,569	444,878	61,651,344	85,057,432
Financial liabilities
Deposits and obligations	—	—	—	49,188,234	49,188,234
Inter-bank funds	—	—	—	119,712	119,712
Due to banks and correspondents	—	—	—	9,025,930	9,025,930
Bonds, notes and other obligations	—	—	—	5,551,629	5,551,629
Due from customers on acceptances	—	—	—	40,565	40,565
Insurance and reinsurance contract liabilities	—	—	—	12,207,536	12,207,536
Other accounts payable, provisions and other liabilities	145,395	—	—	3,056,196	3,201,591
	145,395	—	—	79,189,802	79,335,197